Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

22. Subsequent Events

In March 2014, IDG-Accel China Growth Fund III L.P. and IDG-Accel China III Investors L.P. (“IDG-Accel Funds”) acquired US$3.0 million convertible preferred shares of Phoenix FM Limited to accelerate development of the ifeng FM application business which provide audio news and other audio content.

On March 14, 2014, the Company granted up to 1,330,000 options to its employees under the refreshed Limit of the June 2008 Scheme, the exercise price of the option was US$1.31, or US$10.4797 per ADS, the fair value of the option as of the grant date was US$0.8336.